INCOME TAX	12 Months Ended
Dec. 31, 2023
INCOME TAX
INCOME TAX

NOTE 9. INCOME TAX

The Company’s net deferred tax assets (liability) at December 31, 2023 and 2022 are as follows:

	December 31,	December 31,
	2023	2022
Deferred tax assets (liability)
Net operating loss carryforward	$—	$—
Unrealized gain on marketable securities	—	—
Business combination expenses	437,530	427,319
Start up costs	974,835	745,713
Total deferred tax assets (liability)	1,412,365	1,173,032
Valuation Allowance	(1,412,365)	(1,173,032)
Deferred tax assets (liability), net of allowance	$—	$—

The income tax (benefit) provision for the year ended December 31, 2023 and 2022 consists of the following:

	December 31,	December 31,
	2023	2022
Federal
Current	$726,038	$536,853
Deferred	(239,332)	(575,221)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	239,332	575,221
Income tax provision	$726,038	$536,853

As of December 31, 2023 and 2022, the Company has a total of $0 and $0, respectively, of U.S. federal net operating loss carryovers available to offset future taxable income. The federal net operating loss can be carried forward indefinitely. As of December 31, 2023 and 2022, the Company had did not have any state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2023, the change in the valuation allowance was $239,332. For the year ended December 31, 2022, the change in the valuation allowance was $575,221.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows, as restated:

	December 31,	December 31,
	2023	2022

Statutory federal income tax rate	21.0%	21.0%
Business combination expenses	15.27%	(0.51)%
Change in fair value of warrant liability	1.70%	(12.61)%
Change in fair value of PIPE derivative liability	(6.07)%	(8.28)%
Transaction costs - warrants	0.0%	0.0%
Penalties & Interest	0.08%	0.07%
Valuation allowance	15.73%	4.97%
Income tax provision	47.71%	4.64%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2023 and 2022 remain open and subject to examination.